TAXES ON INCOME (Roll Forward of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes On Income Roll Forward Of Valuation Allowance
Balance	$ 34,947	$ 26,166	$ 21,982	$ 13,999
Additions	$ 8,781	$ 4,184	$ 7,983